CONTRACTUAL OBLIGATIONS (Details) $ in Thousands, $ in Thousands		Dec. 31, 2025 ARS ($) $ / $ USD ($)	Dec. 31, 2024 ARS ($)
Contractual commitments [abstract]
Contractual commitments		$ 2,714,131,917
Exchange rate (in Ps. per dollars)		1,455	1,032
Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments		$ 0
As of 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments		399,060,764
From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments		128,067,357
From 01/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments		170,082,797
From 1/01/2029 to 12/31/2029 [Member]
Contractual commitments [abstract]
Contractual commitments		116,982,000
From 12/31/2030 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments		1,899,938,999
Financial Indebtedness [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	$ 2,632,904,269
Exchange rate (in Ps. per dollars) | $ / $		1,455
Financial Indebtedness [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	$ 0
Financial Indebtedness [Member] | As of 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	326,052,163
Financial Indebtedness [Member] | From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	121,037,007
Financial Indebtedness [Member] | From 01/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	168,894,100
Financial Indebtedness [Member] | From 1/01/2029 to 12/31/2029 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	116,982,000
Financial Indebtedness [Member] | From 12/31/2030 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	1,899,938,999
Purchase Obligations [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	71,231,759
Purchase Obligations [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Purchase Obligations [Member] | As of 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	64,251,467
Purchase Obligations [Member] | From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	5,791,595
Purchase Obligations [Member] | From 01/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	1,188,697
Purchase Obligations [Member] | From 1/01/2029 to 12/31/2029 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Purchase Obligations [Member] | From 12/31/2030 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Financial Leasing [Member]
Contractual commitments [abstract]
Contractual commitments		9,995,889
Financial Leasing [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments		0
Financial Leasing [Member] | As of 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments		8,757,134
Financial Leasing [Member] | From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments		1,238,755
Financial Leasing [Member] | From 01/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments		0
Financial Leasing [Member] | From 1/01/2029 to 12/31/2029 [Member]
Contractual commitments [abstract]
Contractual commitments		0
Financial Leasing [Member] | From 12/31/2030 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments		$ 0

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.